SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2021
Accounting Policies [Abstract]
Schedule of estimated useful lives [Table Text Block]
Buildings	45 years
Furniture & fixtures	5 years
Computer equipment	3 years
Machinery & equipment	2-7 years
Leasehold improvements	shorter of the life of the improvement or the remaining life of the lease

Buildings  45 years

Leasehold improvements  shorter of the life of the improvement or the remaining life of the lease

Furniture & fixtures  5 years

Computer equipment  3 years

Machinery & equipment  2-7 years